Debt - Additional Information (Details)				1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 02, 2029 USD ($)	Feb. 26, 2025 USD ($)	Jan. 01, 2025 USD ($)	Jun. 30, 2026 USD ($)	Apr. 30, 2026 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Sep. 30, 2031 USD ($)	Apr. 19, 2031 USD ($)	Apr. 19, 2029 USD ($)	Nov. 02, 2028 USD ($)	May 31, 2026 USD ($)	Apr. 30, 2025	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Debt Instrument [Line Items]
Debt instrument description		The instruments under the 2025 Credit Agreement bear interest at SOFR or a base rate, at the Company’s election, plus an applicable margin that varies based on the Company’s consolidated first lien net leverage ratio as follows for the 2025 Term Loan and 2025 DDTL: SOFR plus 2.75% (or Base Rate plus 1.75%) if the ratio is above 4:75:1.00, or SOFR plus 2.50% (or Base Rate plus 1.50%) if the ratio is equal to or below 4.75:1.00; and for the Revolver: SOFR plus 2.00% (or Base rate plus 1.00%) if the ratio is above 5.25:1.00, SOFR plus 1.75% (or Base Rate plus 0.75%) if equal to or below 5.25:1.00 but greater than 4.75:1.00, or SOFR plus 1.50% (or Base rate plus 0.50%) if equal to or below 4.75:1.00. Interest is payable quarterly.
Long term debt														$ 2,661,471,000
Loss on extinguishment of debt												$ 11,447,000	$ 15,535,000	15,535,000		$ 0		$ 0
Commitment fees														3,017,000		570,000		331,000
Contributions												11,344,000	385,000,000	385,588,000	[1]	18,034,000	[1]	0	[1]
Repayments of debt												952,809,000	2,598,348,000	2,703,788,000	[1]	132,428,000	[1]	16,257,000	[1]
Notes payable outstanding				$ 1,733,660,000				$ 1,733,660,000				1,733,660,000		2,661,471,000		2,556,577,000
Interest Rate Hedges
Debt Instrument [Line Items]
Cap interest rate																									5.00%
Notional amount of interest rate collars				$ 1,783,500,000				1,783,500,000				$ 1,783,500,000		$ 1,791,000,000
Interest rate collars termination period												2028-12		2028-12
Change in fair value								$ 3,912,000	$ (5,682,000)			$ 4,637,000	(5,770,000)	$ 2,474,000
Interest Rate Hedges | Minimum
Debt Instrument [Line Items]
Floor interest rate																									1.90%
Interest Rate Hedges | Maximum
Debt Instrument [Line Items]
Floor interest rate																									2.50%
Interest Rate Caps
Debt Instrument [Line Items]
Cap interest rate											5.50%
Notional amount																315,000,000
Loss on interest rate caps														$ 109,000		879,000		5,442,000
Second Interest Rate Cap
Debt Instrument [Line Items]
Notional amount																$ 521,648,000
Second Interest Rate Cap | SOFR
Debt Instrument [Line Items]
Cap interest rate											5.30%
Third Interest Cap
Debt Instrument [Line Items]
Cap interest rate														5.00%		5.00%
Notional amount														$ 447,683,000		$ 447,683,000
2025 DDTL
Debt Instrument [Line Items]
Effective Interest rates				6.40%				6.40%				6.40%		6.40%
Notes payable outstanding														$ 23,880,000
2025 Term Loan
Debt Instrument [Line Items]
Effective Interest rates				5.90%				5.90%				5.90%		6.70%
Notes payable outstanding				$ 1,732,883,000				$ 1,732,883,000				$ 1,732,883,000		$ 2,636,755,000
Term Loan 1.0
Debt Instrument [Line Items]
Effective Interest rates														10.50%
Notes payable outstanding																475,521,000
Term Loan 2.0
Debt Instrument [Line Items]
Effective Interest rates														10.40%
Notes payable outstanding																373,780,000
Term Loan 3.0
Debt Instrument [Line Items]
Effective Interest rates														11.50%
Repayments						$ 22,824,000
Notes payable outstanding																629,641,000
Term Loan 4.0
Debt Instrument [Line Items]
Effective Interest rates														8.10%
Notes payable outstanding																812,963,000
DDTL 2.0
Debt Instrument [Line Items]
Effective Interest rates														10.40%
Notes payable outstanding																172,179,000
DDTL 3.0
Debt Instrument [Line Items]
Effective Interest rates														11.50%
Repayments						263,000
Notes payable outstanding																6,544,000
Revolver 2.0
Debt Instrument [Line Items]
Effective Interest rates														10.40%
Notes payable outstanding																16,000,000
Revolver 3.0
Debt Instrument [Line Items]
Effective Interest rates														11.50%
Repayments						30,000,000
Notes payable outstanding																19,380,000
Revolver 4.0
Debt Instrument [Line Items]
Increase (decrease) in interest rate														35.00%
Revolver 4.0 | Minimum
Debt Instrument [Line Items]
Increase (decrease) in interest rate														1.00%
Revolver 4.0 | Maximum
Debt Instrument [Line Items]
Increase (decrease) in interest rate														7.10%
2025 Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, Commitment fee percentage		1.00%
Commitment fee percentage on unused capacity		0.25%
Loss on extinguishment of debt													$ (15,535,000)
Net IPO proceeds					$ 946,000,000
Interest rate during period				0.25%
2025 Credit Agreement | Minimum
Debt Instrument [Line Items]
Leverage ratio		1
Commitment fee percentage on unused capacity		0.375%
2025 Credit Agreement | Maximum
Debt Instrument [Line Items]
Leverage ratio		4.75
2025 Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Letter of credit sublimit		$ 65,000,000
Debt issuance costs		38,907,000
Letter of credit swingline sublimit		100,000,000
2025 Credit Agreement | 2025 DDTL
Debt Instrument [Line Items]
Debt instrument amount				$ 201,000,000				201,000,000				201,000,000												$ 250,000,000
Credit facility borrowing capacity		$ 250,000,000		201,000,000				201,000,000				$ 201,000,000
Debt instrument maturity date		Feb. 26, 2032
Debt instrument draw date												Feb. 26, 2027
Effective Interest rates		1.00%
Long term debt				0				0				$ 0		$ 24,000,000
Loss on extinguishment of debt								(11,447,000)				(11,447,000)
2025 Credit Agreement | 2025 Revolver
Debt Instrument [Line Items]
Credit facility borrowing capacity		$ 400,000,000		400,000,000				400,000,000				400,000,000
Debt instrument maturity date		Feb. 26, 2030
Letter of credit sublimit				3,716,000				3,716,000				3,716,000		4,966,000
Commitment fee percentage on unused capacity		0.50%
Long term debt				0				0				0		0
Letter of credit available borrowing capacity				$ 396,284,000				$ 396,284,000				$ 396,284,000		395,034,000
2025 Credit Agreement | 2025 Term Loan
Debt Instrument [Line Items]
Debt instrument amount		$ 2,650,000,000
Debt instrument maturity date		Feb. 26, 2032
Effective Interest rates		1.00%
Credit Facility 1.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																30,000,000
Debt issuance costs							$ 998,000											4,664,000
Other third-party fees																		265,000
Loss on extinguishment of debt														$ (7,884,000)
Maturity date														Dec. 31, 2027
Principal payment														$ 1,235,000
Credit Facility 1.0 | Minimum
Debt Instrument [Line Items]
Credit facility borrowing capacity							20,000,000
Leverage ratio														1
Principal payment							1,110,000
Credit Facility 1.0 | Minimum | SOFR
Debt Instrument [Line Items]
Applicable interest rate margin														5.80%
Credit Facility 1.0 | Minimum | Base Rate
Debt Instrument [Line Items]
Applicable interest rate margin														4.80%
Credit Facility 1.0 | Maximum
Debt Instrument [Line Items]
Credit facility borrowing capacity							30,000,000																				$ 20,000,000
Leverage ratio														5.5
Principal payment							1,235,000
Credit Facility 1.0 | Maximum | SOFR
Debt Instrument [Line Items]
Applicable interest rate margin														6.00%
Credit Facility 1.0 | Maximum | Base Rate
Debt Instrument [Line Items]
Applicable interest rate margin														5.00%
Credit Facility 1.0 | Term Loan 1.0
Debt Instrument [Line Items]
Debt instrument amount							$ 50,000,000											$ 17,964,000									426,200,000
Credit Facility 2.0
Debt Instrument [Line Items]
Debt instrument maturity date														Nov. 19, 2026
Other third-party fees																										$ 2,979,000
Loss on extinguishment of debt														$ (5,832,000)
Percentage of principal payment										1.00%
Credit Facility 2.0 | SOFR
Debt Instrument [Line Items]
Applicable interest rate margin										6.35%
Credit Facility 2.0 | LIBOR
Debt Instrument [Line Items]
Applicable interest rate margin											6.25%
Credit Facility 2.0 | Term Loan 2.0
Debt Instrument [Line Items]
Debt instrument amount																										$ 387,413,000	357,413,000
Credit facility borrowing capacity																14,000,000
Credit Facility 2.0 | DDTL 2.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																47,821,000											220,000,000
Long term debt																172,179,000
Credit Facility 2.0 | Revolver 2.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																											$ 30,000,000
Long term debt																16,000,000
Credit Facility 3.0
Debt Instrument [Line Items]
Debt instrument amount						57,000,000
Debt issuance costs						$ 2,706,000
Loss on extinguishment of debt														(1,568,000)
Credit Facility 3.0 | Forecast
Debt Instrument [Line Items]
Percentage of principal payment	1.00%
Credit Facility 3.0 | Term Loan 3.0 | Forecast
Debt Instrument [Line Items]
Debt instrument amount	$ 606,000,000
Credit Facility 3.0 | Term Loan 3.0 | SOFR | Forecast
Debt Instrument [Line Items]
Applicable interest rate margin	7.00%
Credit Facility 3.0 | DDTL 3.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																152,456,000
Long term debt																6,544,000
Credit Facility 3.0 | DDTL 3.0 | Forecast
Debt Instrument [Line Items]
Credit facility borrowing capacity	$ 159,000,000
Credit Facility 3.0 | Revolver 3.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																75,620,000
Long term debt																19,380,000
Credit Facility 3.0 | Revolver 3.0 | Forecast
Debt Instrument [Line Items]
Credit facility borrowing capacity																							$ 95,000,000
Credit Facility 3.0 | Revolver 3.0 | SOFR | Forecast
Debt Instrument [Line Items]
Applicable interest rate margin	3.50%
Credit Facility 4.0
Debt Instrument [Line Items]
Letters of credit outstanding																$ 5,400,000
Loss on extinguishment of debt														$ (251,000)
Contributions			$ 385,000,000
Repayments of debt			$ 385,000,000
Credit Facility 4.0 | Forecast
Debt Instrument [Line Items]
Quarterly amortization payments																						0.25%
Credit Facility 4.0 | Letter of Credit | Forecast
Debt Instrument [Line Items]
Letter of credit sublimit																						$ 75,000,000
Letter of credit swingline sublimit																						30,000,000
Credit Facility 4.0 | Term Loan 4.0
Debt Instrument [Line Items]
Applicable interest rate margin																3.50%
Credit Facility 4.0 | Term Loan 4.0 | Forecast
Debt Instrument [Line Items]
Debt instrument amount																					$ 815,000,000
Credit Facility 4.0 | Revolver 4.0
Debt Instrument [Line Items]
Credit facility borrowing capacity																$ 144,600,000
Applicable interest rate margin																3.00%
Credit Facility 4.0 | Revolver 4.0 | Senior Secured Debt | Forecast
Debt Instrument [Line Items]
Credit facility borrowing capacity																						$ 150,000,000
Convertible Promissory Note
Debt Instrument [Line Items]
Debt instrument amount																												$ 5,000,000	$ 30,000,000
Debt instrument maturity date														Jul. 25, 2026
Interest rate																												10.00%	10.00%
Convertible notes outstanding																$ 49,623,000
Accrued interest																14,623,000
Notes Payable
Debt Instrument [Line Items]
Notes payable outstanding														$ 836,000		$ 946,000
Notes Payable | Forecast
Debt Instrument [Line Items]
Debt instrument amount																				$ 972,000

[1]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.